Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

	Year ended December 31
in € thousand	2025	2024
Cash in hand	—	1
Cash at bank	109,650	168,269
CASH AND CASH EQUIVALENTS	109,650	168,271